UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Core Bond Fund
Class A [WABAX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$39	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7833-STSR-0826

Western Asset Core Bond Fund
Class C [WABCX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$76	1.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7832-STSR-0826

Western Asset Core Bond Fund
Class C1 [LWACX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$71	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7837-STSR-0826

Western Asset Core Bond Fund
Class FI [WAPIX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$40	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7592-STSR-0826

Western Asset Core Bond Fund
Class R [WABRX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7831-STSR-0826

Western Asset Core Bond Fund
Class I [WATFX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7027-STSR-0826

Western Asset Core Bond Fund
Class IS [WACSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,664,972,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7275-STSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 35.0%
Communication Services — 4.8%
Diversified Telecommunication Services — 2.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,873,595
AT&T Inc., Senior Notes	2.250%	2/1/32	2,390,000	2,080,365
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,461,910
AT&T Inc., Senior Notes	5.375%	8/15/35	60,000	60,298
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	619,271
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	953,537
AT&T Inc., Senior Notes	4.350%	6/15/45	1,300,000	1,044,853
AT&T Inc., Senior Notes	3.500%	9/15/53	1,481,000	962,144
AT&T Inc., Senior Notes	3.550%	9/15/55	871,000	561,299
Comcast Corp., Senior Notes	4.250%	10/15/30	4,017,000	3,939,005
Comcast Corp., Senior Notes	3.900%	3/1/38	1,780,000	1,508,362
Comcast Corp., Senior Notes	3.750%	4/1/40	750,000	599,813
NTT Finance Corp., Senior Notes	4.620%	7/16/28	600,000	598,614 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	1,840,000	1,836,247 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	3,230,000	3,230,574 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	1,410,000	1,406,689 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	1,950,000	1,938,939 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	70,000	69,113 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	578,000	569,196
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,160,000	1,102,108
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,718,000	1,661,240
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,711,000	2,623,520
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,747,807
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	60,000	42,425
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,400,000	1,082,667
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	416,000	332,200
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	535,567
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	50,000	38,106
Total Diversified Telecommunication Services				35,479,464
Entertainment — 0.2%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	471,000	468,035
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,860,962
Total Entertainment				2,328,997
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — 1.3%
Alphabet Inc., Senior Notes	3.700%	2/15/29	$890,000	$875,674
Alphabet Inc., Senior Notes	4.100%	2/15/31	360,000	353,814
Alphabet Inc., Senior Notes	4.400%	2/15/33	240,000	234,917
Alphabet Inc., Senior Notes	4.500%	5/15/35	490,000	478,482
Alphabet Inc., Senior Notes	4.700%	11/15/35	1,130,000	1,107,528
Alphabet Inc., Senior Notes	4.800%	2/15/36	580,000	570,384
Alphabet Inc., Senior Notes	5.350%	11/15/45	240,000	232,976
Alphabet Inc., Senior Notes	5.500%	2/15/46	1,000,000	985,757
Alphabet Inc., Senior Notes	5.250%	5/15/55	660,000	617,641
Alphabet Inc., Senior Notes	5.650%	2/15/56	970,000	957,792
Alphabet Inc., Senior Notes	5.300%	5/15/65	720,000	660,825
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	3,360,000	3,304,954
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	1,840,000	1,823,911
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	740,000	726,848
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	860,000	837,240
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	1,230,000	1,221,784
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,140,000	1,058,445
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	1,850,000	1,852,317
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	960,000	870,501
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	570,000	567,768
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	1,880,000	1,690,084
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	1,250,000	1,235,402
Total Interactive Media & Services				22,265,044
Media — 0.4%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	1,195,000	1,100,833
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,337,000	1,198,357
Fox Corp., Senior Notes	5.476%	1/25/39	1,170,000	1,134,364
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,091,000	1,082,051
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	414,685
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	964,651
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,008,000	901,937
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	$18,000	$15,411
Total Media				6,812,289
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,323,337
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	4,180,000	4,051,218
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	4,130,000	3,626,324
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,174,703
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,090,000	961,994
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	300,000	221,553
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	10,000	6,528
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	930,000	906,258
Total Wireless Telecommunication Services				13,271,915

Total Communication Services				80,157,709
Consumer Discretionary — 2.5%
Automobiles — 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,020,000	1,039,092
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	808,894
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	539,000	538,539
Total Automobiles				2,386,525
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	2,910,000	2,860,847
Amazon.com Inc., Senior Notes	4.250%	3/13/31	600,000	590,972
Amazon.com Inc., Senior Notes	4.550%	3/13/33	570,000	560,930
Amazon.com Inc., Senior Notes	4.350%	3/20/33	680,000	662,111
Amazon.com Inc., Senior Notes	4.650%	11/20/35	860,000	836,662
Amazon.com Inc., Senior Notes	4.875%	3/13/36	610,000	600,715
Amazon.com Inc., Senior Notes	3.875%	8/22/37	1,185,000	1,060,710
Amazon.com Inc., Senior Notes	5.650%	3/13/46	630,000	624,023
Amazon.com Inc., Senior Notes	5.800%	3/13/56	510,000	507,102
Amazon.com Inc., Senior Notes	5.950%	3/13/66	860,000	855,707
Prosus NV, Senior Notes	4.027%	8/3/50	5,510,000	3,865,601 (a)
Total Broadline Retail				13,025,380
Hotels, Restaurants & Leisure — 1.5%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,330,000	2,358,612
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	1,950,000	2,003,472
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	530,000	545,110
McDonald’s Corp., Senior Notes	3.600%	7/1/30	30,000	29,065
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	4.200%	4/1/50	$2,880,000	$2,308,259
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,590,000	1,603,820 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	1,370,000	1,389,705 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	770,000	749,766
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	370,000	358,525
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,145,000	5,185,332
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,442,637
Sands China Ltd., Senior Notes	4.375%	6/18/30	4,520,000	4,384,328
Total Hotels, Restaurants & Leisure				25,358,631
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,286,262
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	530,000	529,201
Total Specialty Retail				1,815,463

Total Consumer Discretionary				42,585,999
Consumer Staples — 1.2%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	1,945,000	1,773,012
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,090,000	1,076,029
Food Products — 0.2%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	1,160,000	1,155,888 (a)
Mars Inc., Senior Notes	3.200%	4/1/30	88,000	83,699 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	190,000	191,392 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	450,000	451,942 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,170,000	1,153,458 (a)
Total Food Products				3,036,379
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	390,000	391,620
Tobacco — 0.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,309,000	1,314,156
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,166,942
Altria Group Inc., Senior Notes	5.800%	2/14/39	505,000	512,604
Altria Group Inc., Senior Notes	5.950%	2/14/49	44,000	43,253
BAT Capital Corp., Senior Notes	3.557%	8/15/27	325,000	321,897
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,730,000	1,665,064
BAT Capital Corp., Senior Notes	4.540%	8/15/47	837,000	690,566
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	7.081%	8/2/53	$280,000	$316,160
BAT Capital Corp., Senior Notes	6.250%	8/15/55	610,000	624,847
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	970,000	977,494
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	926,951
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,340,000	1,362,381
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	296,000	260,779
Reynolds American Inc., Senior Notes	6.150%	9/15/43	300,000	305,425
Reynolds American Inc., Senior Notes	5.850%	8/15/45	910,000	896,901
Total Tobacco				13,385,420

Total Consumer Staples				19,662,460
Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,060,000	1,025,122
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,340,000	1,222,722 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,760,000	1,537,475 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	1,050,000	1,066,966
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,040,000	1,092,180 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,105,000	1,097,831
Devon Energy Corp., Senior Notes	3.900%	5/15/27	1,209,000	1,200,982 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	196,000	196,021
Devon Energy Corp., Senior Notes	4.375%	3/15/29	2,150,000	2,133,060 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	810,000	799,380
Devon Energy Corp., Senior Notes	5.000%	6/15/45	248,000	222,394
Ecopetrol SA, Senior Notes	5.875%	5/28/45	5,355,000	4,427,212
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	1,036,000	1,208,743
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,090,000	2,104,013
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,428,000	1,375,607
Energy Transfer LP, Senior Notes	5.550%	5/15/34	1,780,000	1,808,866
Energy Transfer LP, Senior Notes	5.400%	10/1/47	671,000	608,910
Energy Transfer LP, Senior Notes	6.250%	4/15/49	412,000	411,335
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,706,000	1,693,640
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	680,000	673,955
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	$2,000,000	$2,214,015
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	360,000	427,175
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	940,000	828,220
EOG Resources Inc., Senior Notes	3.900%	4/1/35	410,000	375,259
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,299,302
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	590,000	420,450
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	1,690,000	1,741,264 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	2,460,000	2,498,389 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	4,800,000	4,355,868 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	124,120
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,690,000	2,679,748
MPLX LP, Senior Notes	4.800%	2/15/29	574,000	575,368
MPLX LP, Senior Notes	4.500%	4/15/38	388,000	351,603
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	1,830,000	1,830,365
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,417,000	1,406,939
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	2,109,000	2,037,959
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,960,000	2,210,106
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	576,000	597,984
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	902,971
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,220,000	1,262,996
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	94,249
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,714,000	2,647,950 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,445,329
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,210,000	1,042,173
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	1,030,884 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	570,000	541,387
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	930,000	945,280
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,380,000	2,306,324
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	89,430
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	$1,140,000	$1,082,542
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,745,000	1,941,609
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,015,000	1,202,009
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,249,319

Total Energy				70,665,000
Financials — 11.0%
Banks — 7.5%
Banco Santander SA, Senior Notes	4.551%	11/6/30	2,600,000	2,559,297
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,169,623
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,320,000	4,736,416 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,840,000	4,466,914 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	650,000	586,867 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,666,000	5,572,081 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	3,904,000	3,831,047 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	1,790,000	1,418,521 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,288,784 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,450,000	1,421,790 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,240,542
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	6,000	5,908 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	918,000	920,689 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,616,157 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	$3,950,000	$3,976,721 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,857,848 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,630,000	3,788,881 (a)(b)
CaixaBank SA, Senior Notes (4.818% to 4/22/31 then SOFR + 1.210%)	4.818%	4/22/32	400,000	396,859 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	2,290,000	2,282,184 (a)(b)
CaixaBank SA, Senior Notes (5.402% to 4/22/36 then SOFR + 1.530%)	5.402%	4/22/37	290,000	287,259 (a)(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,023,000	1,280,791
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,717,000	1,517,665
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,335,986 (b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	2,294,000	2,263,243 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	2,488,000	2,440,322 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	2,340,000	2,306,791 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,273,789 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,862,000	2,857,954
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	448,325
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,050,000	1,043,611 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	2,074,402 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	1,580,000	1,549,232 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	490,000	489,448 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,410,000	2,233,014 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	$741,000	$738,348 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	3,510,000	3,236,128 (b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	2,460,000	2,188,296 (b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	1,520,000	1,370,199 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	220,000	147,345 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	5,541,000	5,510,401 (b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	1,910,000	1,893,616 (b)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	890,000	883,926 (b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,047,000	1,046,036
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	2,110,000	2,142,942 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,090,000	2,128,388 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,730,000	1,654,968
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	683,144
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	1,040,000	1,011,127 (b)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	470,000	462,143
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	1,500,000	1,491,000 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,740,000	1,776,661 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,150,000	1,200,424 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	$2,144,000	$2,135,422
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	4,160,000	3,916,533 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,370,000	2,179,163 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	1,980,000	1,959,055 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	6,820,000	6,115,586 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,904,051
Total Banks				124,313,863
Capital Markets — 2.7%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	670,000	712,167 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,700,000	2,830,712 (a)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,495,000	3,484,617
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,341,000	2,499,371
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,236,000	1,092,105
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,560,932 (b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	10,000	7,239 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,660,000	1,649,254 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,254,904 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,525,000	1,512,119 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	4,410,000	4,095,886 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,787,298 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,929,000	1,903,038 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	578,736 (b)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	1,490,000	1,461,369 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	$1,530,000	$1,482,272 (b)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	1,300,000	1,294,029 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	1,380,000	1,374,078 (b)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	2,170,000	1,926,625 (a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,110,730 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,166,000	3,091,442 (a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	2,490,000	2,495,387 (a)(b)
Total Capital Markets				44,204,310
Consumer Finance — 0.2%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	99,069
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	2,850,000	2,835,572 (a)
Total Consumer Finance				2,934,641
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	370,000	359,844
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,960,000	2,942,123
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,310,000	2,223,979
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	9,000	9,493
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	1,623,000	1,433,936 (a)(b)
Total Financial Services				6,969,375
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	880,000	898,051
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,745,000	1,784,700
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	102,991 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	$1,480,000	$1,312,180 (a)
Total Insurance				4,097,922

Total Financials				182,520,111
Health Care — 2.5%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	710,000	715,643
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,370,000	4,185,306
AbbVie Inc., Senior Notes	5.050%	3/15/34	1,900,000	1,921,087
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	226,059
AbbVie Inc., Senior Notes	4.875%	11/14/48	620,000	557,509
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,537,000	1,377,113
Total Biotechnology				8,982,717
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	510,000	497,133
Abbott Laboratories, Senior Notes	4.300%	3/15/33	1,180,000	1,144,881
Abbott Laboratories, Senior Notes	4.750%	3/15/38	550,000	530,034
Solventum Corp., Senior Notes	5.400%	3/1/29	830,000	844,512
Solventum Corp., Senior Notes	5.450%	3/13/31	1,970,000	2,017,207
Solventum Corp., Senior Notes	5.600%	3/23/34	600,000	614,302
Total Health Care Equipment & Supplies				5,648,069
Health Care Providers & Services — 1.2%
Cigna Group, Senior Notes	4.375%	10/15/28	2,382,000	2,372,498
Cigna Group, Senior Notes	4.800%	8/15/38	520,000	493,083
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	311,216
CVS Health Corp., Senior Notes	4.300%	3/25/28	702,000	698,475
CVS Health Corp., Senior Notes	3.750%	4/1/30	3,930,000	3,800,839
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,451,856
CVS Health Corp., Senior Notes	4.780%	3/25/38	230,000	215,733
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,104,000	1,000,462
CVS Health Corp., Senior Notes	6.200%	9/15/55	1,440,000	1,474,396
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	640,278	642,419
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,324,409
Elevance Health Inc., Senior Notes	4.550%	5/15/52	910,000	751,768
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,979
Humana Inc., Senior Notes	2.150%	2/3/32	1,240,000	1,077,679
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,070,000	973,986
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	924,250
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	612,491
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	$1,020,000	$754,048
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,540,000	983,825
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	589,000	421,539
Total Health Care Providers & Services				20,290,951
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	825,962
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,120,000	1,142,530
Eli Lilly & Co., Senior Notes	4.375%	5/20/31	960,000	952,883
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,700,000	1,688,774
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	690,000	637,216
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,230,000	1,124,026
Total Pharmaceuticals				6,371,391

Total Health Care				41,293,128
Industrials — 2.3%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	2.700%	2/1/27	1,958,000	1,936,866
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,716,391
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	802,813
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,584,867
Boeing Co., Senior Notes	3.750%	2/1/50	700,000	511,098
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	210,000	206,433 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	380,000	378,609 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	1,130,000	1,130,744 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	1,160,000	1,142,122
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	570,000	587,726
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,080,000	1,061,846
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	870,299
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	2,200,000	1,748,680
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,022,000	940,196
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	4,000	3,932
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,840,000	2,673,887
RTX Corp., Senior Notes	4.125%	11/16/28	750,000	744,322
RTX Corp., Senior Notes	2.250%	7/1/30	2,960,000	2,710,463
RTX Corp., Senior Notes	6.000%	3/15/31	1,890,000	1,995,053
RTX Corp., Senior Notes	4.500%	6/1/42	293,000	262,267
RTX Corp., Senior Notes	3.125%	7/1/50	1,310,000	875,007
Total Aerospace & Defense				23,883,621
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	$1,540,000	$1,542,875
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.800%	3/6/36	250,000	245,375
GE Vernova Inc., Senior Notes	4.250%	2/4/31	620,000	610,393
GE Vernova Inc., Senior Notes	4.875%	2/4/36	690,000	679,395
GE Vernova Inc., Senior Notes	5.500%	2/4/56	360,000	349,462
Total Electrical Equipment				1,884,625
Ground Transportation — 0.4%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	840,000	828,821 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	790,000	776,336 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	580,000	568,459 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	30,000	29,231 (a)
Kazakhstan Temir Zholy National Co. JSC, Senior Notes	4.875%	4/29/31	500,000	489,955 (a)
Union Pacific Corp., Senior Notes	2.400%	2/5/30	810,000	753,394
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,360,000	981,214
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,030,000	1,385,245
Total Ground Transportation				5,812,655
Industrial Conglomerates — 0.0%††
Siemens Funding BV, Senior Notes	4.900%	5/28/32	680,000	688,890 (a)
Passenger Airlines — 0.3%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	325,000	324,774 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	3,910,000	3,858,294 (a)
Total Passenger Airlines				4,183,068
Trading Companies & Distributors — 0.0%††
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	775,000	782,110

Total Industrials				38,777,844
Information Technology — 2.9%
IT Services — 0.0%††
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	790,000	800,510 (a)
Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	599,251
Broadcom Inc., Senior Notes	4.600%	1/15/33	1,760,000	1,726,958
Broadcom Inc., Senior Notes	3.137%	11/15/35	3,930,000	3,339,943 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	4.800%	2/15/36	$850,000	$825,193
Broadcom Inc., Senior Notes	3.187%	11/15/36	7,000	5,867 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	3,180,000	3,282,427 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,000,000	1,016,953 (a)
Intel Corp., Senior Notes	5.000%	8/15/33	560,000	555,916
Intel Corp., Senior Notes	5.300%	5/15/36	530,000	527,591
Intel Corp., Senior Notes	4.750%	3/25/50	1,305,000	1,086,931
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	1,250,000	1,245,281
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	7,046,801
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	15,180,000	13,724,951
Total Semiconductors & Semiconductor Equipment				34,984,063
Software — 0.8%
Oracle Corp., Senior Notes	2.950%	4/1/30	480,000	441,913
Oracle Corp., Senior Notes	4.650%	5/6/30	1,560,000	1,530,281
Oracle Corp., Senior Notes	4.950%	2/4/31	20,000	19,585
Oracle Corp., Senior Notes	2.875%	3/25/31	3,230,000	2,886,633
Oracle Corp., Senior Notes	4.800%	9/26/32	80,000	76,153
Oracle Corp., Senior Notes	5.350%	5/4/33	270,000	262,346
Oracle Corp., Senior Notes	5.200%	9/26/35	320,000	299,718
Oracle Corp., Senior Notes	5.700%	2/4/36	330,000	319,706
Oracle Corp., Senior Notes	5.875%	9/26/45	810,000	709,517
Oracle Corp., Senior Notes	3.600%	4/1/50	420,000	255,607
Oracle Corp., Senior Notes	5.375%	9/27/54	1,420,000	1,114,653
Oracle Corp., Senior Notes	5.950%	9/26/55	720,000	612,254
Oracle Corp., Senior Notes	6.850%	2/4/66	560,000	521,577
ServiceNow Inc., Senior Notes	5.050%	5/15/33	440,000	439,671
ServiceNow Inc., Senior Notes	5.400%	5/15/36	650,000	649,972
Synopsys Inc., Senior Notes	4.850%	4/1/30	850,000	851,636
Synopsys Inc., Senior Notes	5.000%	4/1/32	660,000	661,388
Synopsys Inc., Senior Notes	5.150%	4/1/35	560,000	557,056
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,120,000	1,087,116
Total Software				13,296,782

Total Information Technology				49,081,355
Materials — 1.5%
Chemicals — 0.3%
OCP SA, Senior Notes	6.750%	5/2/34	4,110,000	4,320,230 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	$290,000	$291,987
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	650,000	659,868
Total Construction Materials				951,855
Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	990,000	980,065 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	1,628,000	1,691,942
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	3,570,000	3,525,578 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,428,738
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	650,000	628,827
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,000	6,977 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,980,000	2,030,427 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	1,030,000	1,059,941 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	1,530,000	1,764,925
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	2,300,000	2,193,472
Total Metals & Mining				15,310,892
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	3,170,000	2,814,094
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	950,000	924,200
Total Paper & Forest Products				3,738,294

Total Materials				24,321,271
Utilities — 2.1%
Electric Utilities — 1.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,180,000	1,952,716 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	405,000	396,498 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	3,055,000	2,648,017 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	650,000	644,615
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	260,000	255,681
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	1,440,000	1,432,947
Exelon Corp., Senior Notes	5.625%	6/15/35	660,000	675,942
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	5,232,000	5,203,212
Georgia Power Co., Senior Notes	5.200%	3/15/35	1,170,000	1,184,498
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	$1,594,000	$1,580,241 (a)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	450,000	445,176 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	800,000	786,792 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	1,160,000	1,148,407
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	630,000	641,130
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	790,000	791,979
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,130,000	2,074,420
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,930,000	1,732,277
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	622,887
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,690,000	1,128,346
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	2,180,000	2,128,323 (a)
Southern California Edison Co., First Mortgage Bonds	4.950%	9/15/31	80,000	79,847
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,270,000	958,179
Vistra Operations Co. LLC, Senior Notes	5.000%	4/30/31	420,000	416,975 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	4/30/33	550,000	546,113 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	1,570,000	1,539,320 (a)
Total Electric Utilities				31,014,538
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	650,000	653,580 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	1,000,000	1,030,979 (a)
Total Gas Utilities				1,684,559
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,558
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,210,000	943,544
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	860,000	861,414
Total Multi-Utilities				1,814,516

Total Utilities				34,513,613
Total Corporate Bonds & Notes (Cost — $604,256,684)				583,578,490
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 23.8%
FHLMC — 5.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	$1,400,000	$1,397,184
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 4/1/51	26,969,454	22,984,748
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	5,064,979	4,273,660
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 12/1/50	3,141,859	2,905,187
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	25,165,893	21,582,404
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 4/1/53	2,436,900	2,425,151
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	12,237,972	12,416,706
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 8/1/55	3,132,197	3,284,071
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53- 1/1/55	5,177,841	5,375,518
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.009%	11/1/48	4,665,550	4,725,922 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	70,299	71,814
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	492,993	477,517
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	9/1/48	4,154,098	3,740,306
Total FHLMC				85,660,188
FNMA — 11.8%
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	800,000	785,948
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 8/1/47	37,085,560	33,815,978
Federal National Mortgage Association (FNMA)	6.000%	9/1/35- 9/1/55	16,896,997	17,394,981
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	900,000	879,665
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/52	20,639,618	18,178,879
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.500%	8/1/38- 9/1/56	$11,186,971	$11,349,381
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 2/1/52	24,471,701	20,630,585
Federal National Mortgage Association (FNMA)	5.000%	11/1/40- 7/1/53	16,337,930	16,353,144
Federal National Mortgage Association (FNMA)	1.500%	4/1/41	2,903,132	2,446,915
Federal National Mortgage Association (FNMA)	3.500%	4/1/43- 12/1/51	13,087,547	12,102,377
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 2/1/56	24,925,754	23,539,942
Federal National Mortgage Association (FNMA)	4.500%	2/1/45- 8/1/58	15,157,962	14,798,712
Federal National Mortgage Association (FNMA)	6.500%	11/1/52- 6/1/54	1,844,399	1,925,981
Federal National Mortgage Association (FNMA)	3.000%	7/1/56	100,000	87,203 (c)
Federal National Mortgage Association (FNMA)	5.000%	7/1/56	9,200,000	9,041,173 (c)
Federal National Mortgage Association (FNMA)	5.500%	7/1/56	9,800,000	9,832,845 (c)
Federal National Mortgage Association (FNMA)	6.500%	7/1/56	3,800,000	3,931,189 (c)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.826%)	5.608%	11/1/35	73,763	75,130 (b)
Total FNMA				197,170,028
GNMA — 6.8%
Government National Mortgage Association (GNMA)	6.000%	12/15/33- 8/15/34	345	352
Government National Mortgage Association (GNMA)	6.500%	8/15/34	328,511	340,614
Government National Mortgage Association (GNMA)	5.500%	6/15/36	20,091	20,629
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	3,644,484	3,348,412
Government National Mortgage Association (GNMA)	4.000%	3/15/50	224,407	210,594
Government National Mortgage Association (GNMA)	3.500%	5/15/50	1,605,687	1,449,744
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	$5,962,061	$5,934,493
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 10/20/49	9,273,705	8,451,999
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/50	7,647,869	7,139,072
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 6/20/51	13,762,277	12,114,112
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	9,546,444	8,116,889
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	9,757,588	7,878,717
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	11,356,176	11,007,778
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	9,342,201	9,535,862
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	8,559,377	8,930,716
Government National Mortgage Association (GNMA) II	2.000%	7/1/56	1,900,000	1,556,803 (c)
Government National Mortgage Association (GNMA) II	2.500%	7/1/56	4,400,000	3,757,531 (c)
Government National Mortgage Association (GNMA) II	3.000%	7/1/56	1,000,000	887,656 (c)
Government National Mortgage Association (GNMA) II	5.000%	7/1/56	11,500,000	11,339,422 (c)
Government National Mortgage Association (GNMA) II	5.500%	7/1/56	8,600,000	8,643,604 (c)
Government National Mortgage Association (GNMA) II	6.500%	7/1/56	2,000,000	2,072,193 (c)
Total GNMA				112,737,192

Total Mortgage-Backed Securities (Cost — $418,169,795)				395,567,408
Collateralized Mortgage Obligations(d) — 18.1%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.043%	1/15/37	2,160,492	2,164,813 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.878%	6/17/39	4,402,571	4,408,697 (a)(b)
BANK, 2022-BNK44 A5	5.934%	11/15/55	4,280,000	4,440,077 (b)
BAY Trust, 2026-MDWS A (1 mo. Term SOFR + 1.643%)	5.243%	6/15/41	4,200,000	4,184,264 (a)(b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.989%	5/19/43	$2,650,000	$2,653,310 (a)(b)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.162%	4/15/54	21,126,950	810,738 (b)
BX Commercial Mortgage Trust, 2025- COPT A (1 mo. Term SOFR + 1.750%)	5.375%	8/15/42	4,610,000	4,628,615 (a)(b)
BX Commercial Mortgage Trust, 2026- CSMO A (1 mo. Term SOFR + 1.400%)	5.025%	2/15/43	2,760,000	2,769,837 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.089%	8/19/43	3,330,000	3,333,630 (a)(b)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	4,197,213	4,115,190 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,508,903 (b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,724,019
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,430,000	3,780,643 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,176,211
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	5,333,000	5,208,508
CSMC Trust, 2017-RPL1 M1	2.992%	7/25/57	11,111,850	9,545,618 (a)(b)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	5.590%	10/15/37	6,040,000	5,987,192 (a)(b)
CSMC Trust, 2021-RPL4 A1	4.148%	12/27/60	10,021,808	9,996,570 (a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	7.570%	1/9/28	8,764,888	920,313 (a)(b)
CSMC Trust, 2022-NQM1 A1	3.265%	11/25/66	5,739,378	5,215,590 (a)(b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,681,334 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.213%	6/25/34	13,086	12,543 (b)
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.000%	1/18/44	2,100,000	2,102,625 (a)(b)(e)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	8,445,863	7,453,934 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.925%	10/15/42	1,714,377	1,720,167 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.017%	10/25/36	16,139,251	1,962,049 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.259%	6/25/27	$3,609,756	$26,559 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	841,853	852,136
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	148,170	148,995
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,381,318	217,842
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	12,389,615	1,816,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	10,323,345	2,016,238
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,750,759	366,322
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,327,446	697,373
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	15,963,337	2,729,956
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.128%	9/25/54	1,653,069	1,664,946 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.928%	12/25/54	1,620,822	1,634,113 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.678%	1/25/34	1,315,000	1,395,422 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.528%	4/25/42	8,635,625	8,764,942 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,526,984	4,658,721
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,216,881	1,059,911
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	410,349	106,329
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	$2,575,729	$248,527
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.928%	2/25/46	3,680,000	3,683,296 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.728%	3/25/42	5,755,000	5,827,897 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,520,341
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,090,274	968,666
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	285,041	290,277
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	261,283	271,022
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	5,686,079	5,197,810
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	605,753	98,230
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,606,286	1,419,915
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,195,001	227,264
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	1,784,662	400,517
Federal National Mortgage Association (FNMA) REMIC, 2021-51 IJ, IO, PAC	2.500%	8/25/51	2,719,592	360,247
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,343,755	399,337
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	10,254,963	1,406,561
Federal National Mortgage Association (FNMA) REMIC, 2025-53 FA (30 Day Average SOFR + 1.930%)	5.558%	7/25/55	74,688	76,175 (b)
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	20,048,992	2,521,157
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	23,382,577	1,222,096
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	335,649,149	906,555 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	$3,286,244	$3,354,598 (a)(b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	17,694,168	31,867 (b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.559%	11/16/47	6,083,991	118,696 (b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.771%	11/16/47	2,338,124	2,124,462 (b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	50,989	49,254 (b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.169%	2/16/48	491,700	1,917 (b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.586%	9/16/55	2,665,277	61,089 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.356%	8/16/54	2,150,450	11,946 (b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.165%	4/16/55	8,183,125	42,253 (b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	4,798,135	906,246
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.768%	8/15/58	17,674,408	725,032 (b)
Government National Mortgage Association (GNMA), 2016-155 IO, IO	0.531%	2/16/58	9,803,365	278,252 (b)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.540%	12/16/58	23,641,374	686,463 (b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.442%	8/16/58	4,517,988	103,827 (b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.645%	2/16/57	9,192,760	353,812 (b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.489%	7/16/58	1,613,447	39,984 (b)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.586%	1/16/57	11,074,966	362,052 (b)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.513%	11/16/56	26,070,520	733,484 (b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.528%	2/16/59	3,495,396	113,450 (b)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	880,006	161,363
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.494%	4/16/57	2,390,334	67,187 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.521%	12/16/59	$11,875,466	$375,957 (b)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.621%	9/16/59	8,253,563	297,879 (b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.616%	3/16/60	1,172,751	44,023 (b)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.976%	5/20/67	4,356,616	150,699 (b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	889,986	786,383
Government National Mortgage Association (GNMA), 2020-49 IO, IO	1.047%	7/16/62	5,733,289	432,348 (b)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.211%	7/20/70	1,144,087	1,139,418 (b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	780,862	589,306
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	25,408,663	3,643,869
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.814%	4/16/63	6,704,350	400,647 (b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.878%	10/16/62	13,249,852	820,231 (b)
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,046,943	735,385
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,222,010	461,337
Government National Mortgage Association (GNMA), 2021-177 GI, IO, PAC	2.500%	10/20/51	1,507,457	210,424
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,031,932	3,335,841
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,624,215	189,288 (b)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,257,043
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	3,387,082	601,794
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,456,010	14,221,889
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.441%	9/20/54	$1,591,616	$118,126 (b)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.341%	3/20/55	11,300,932	959,188 (b)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	10/20/55	15,920,534	1,448,191 (b)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.341%	10/20/55	5,556,560	534,469 (b)
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	12/20/55	4,606,919	432,978 (b)
Government National Mortgage Association (GNMA), 2026-5 SM, IO (-1.000 x 30 Day Average SOFR + 5.700%)	2.091%	12/20/55	5,261,439	373,441 (b)
Hudson Yards Mortgage Trust, 2026-10HY A	5.086%	12/10/39	2,540,000	2,552,286 (a)(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.805%	9/25/35	9,749	7,908 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	691,274	606,473 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.089%	2/17/39	424,422	424,689 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	8,119,557	8,131,023 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.113%	5/25/35	283,073	130,884 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.557%	12/25/35	9,370	3,794 (b)
MLTI Trust, 2026-MLTI A10 (1 mo. Term SOFR + 1.400%)	5.021%	6/15/31	4,000,000	4,003,400 (a)(b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.155%	3/15/52	37,772,611	811,628 (b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.417%	7/25/35	196,737	177,958 (b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	69,896	60,614 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	$4,014,602	$3,892,835 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	6,364,493	5,629,968 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1	4.900%	4/25/62	5,832,697	5,498,378 (a)
NJ Trust, 2023-GSP A	6.697%	1/6/29	3,030,000	3,119,561 (a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	37,277	17,483
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,510,253	4,048,538 (a)(b)
OBX Trust, 2026-NQM6 A3	5.417%	4/26/66	9,818,784	9,782,872 (a)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.444%	9/17/39	1,892,943	1,896,846 (a)(b)
PLYM Commercial Mortgage Trust, 2026- IND A (1 mo. Term SOFR + 1.250%)	4.875%	3/15/43	4,860,000	4,869,289 (a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	7,332,008	6,198,768 (a)
SHOPS Commercial Mortgage Trust, 2026- CSTL A	4.971%	5/5/39	5,250,000	5,216,823 (a)(b)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	6.596%	1/15/27	3,750,000	1,511,107 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.626%	1/15/39	4,610,000	4,609,209 (a)(b)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,430,000	1,359,926 (b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,090,000	1,724,350 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.229%	9/25/36	46,970	45,489 (b)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,077,315
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,686,412 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,034,486

Total Collateralized Mortgage Obligations (Cost — $325,246,174)				300,725,359
U.S. Government & Agency Obligations — 13.8%
U.S. Government Obligations — 13.8%
U.S. Treasury Bonds	4.500%	8/15/39	112,000,000	110,512,500
U.S. Treasury Bonds	4.625%	2/15/46	900,000	864,141
U.S. Treasury Bonds	3.375%	11/15/48	90,000,000	70,421,485 (f)(g)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.000%	11/15/52	$38,000,000	$32,519,687
U.S. Treasury Bonds	4.750%	2/15/56	1,060,000	1,029,939
U.S. Treasury Notes	3.750%	5/15/28	2,000,000	1,985,312
U.S. Treasury Notes	4.125%	5/31/31	270,000	269,051
U.S. Treasury Notes	4.375%	5/15/36	12,760,000	12,693,209

Total U.S. Government & Agency Obligations (Cost — $229,920,552)				230,295,324
Asset-Backed Securities — 9.6%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.693%	4/15/35	2,750,000	2,751,576 (a)(b)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	2,930,000	2,939,119 (a)(b)
Ally Bank, 2026-A A2	4.582%	3/15/34	1,882,235	1,879,662 (a)
AMMC CLO Ltd., 2025-32A A1 (3 mo. Term SOFR + 1.360%)	5.040%	10/17/38	5,010,000	5,024,428 (a)(b)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.045%	4/20/38	3,110,000	3,098,332 (a)(b)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.917%	10/25/38	5,750,000	5,762,223 (a)(b)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.925%	1/20/39	2,590,000	2,592,486 (a)(b)
Bayfront IABS Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	3,024,944	3,030,147 (a)(b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	2,050,000	2,051,418 (a)(b)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.885%	1/20/39	2,980,000	2,982,701 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.078%	6/25/47	3,372,783	3,397,705 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.415%	1/15/35	7,360,000	7,364,845 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.823%	4/15/35	3,270,000	3,271,671 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.065%	10/20/37	9,890,000	9,907,312 (a)(b)
Castlelake Aircraft Structured Trust, 2026-1A A	5.073%	3/15/51	3,613,318	3,556,024 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.163%	12/28/48	3,697,115	3,719,998 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,946,960	1,808,708 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	2.813%	2/3/29	$25	$24 (a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	3,677,484	3,371,482 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.795%	4/20/37	3,620,000	3,618,223 (a)(b)
Empower CLO Ltd., 2023-2A AR (3 mo. Term SOFR + 1.320%)	4.993%	10/15/38	750,000	751,503 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	209,116	205,477
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	4.945%	4/20/38	3,250,000	3,255,943 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	4.903%	10/15/38	3,640,000	3,644,067 (a)(b)
GGAM Master Trust International Ltd., 2026-1A A	5.861%	9/30/60	4,190,000	4,195,083 (a)(e)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	467,656	420,964 (a)
Harbor Park CLO Ltd., 2018-1A BR2 (3 mo. Term SOFR + 1.400%)	5.075%	1/20/31	2,610,000	2,617,075 (a)(b)
Hertz Vehicle Financing LLC, 2026-1A A	5.090%	11/25/30	3,240,000	3,247,632 (a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	308,341	300,900 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	814,139	709,897 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.872%	1/21/39	2,810,000	2,812,693 (a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	5,976,881	4,960,769 (a)
Magnetite Ltd., 2020-27A ARR (3 mo. Term SOFR + 1.230%)	4.905%	10/20/38	3,940,000	3,947,833 (a)(b)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	5.423%	7/15/37	2,970,000	2,981,208 (a)(b)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	3,710,000	3,716,172 (a)(b)
Market Street CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.330%)	5.005%	3/20/38	4,080,000	4,087,916 (a)(b)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,307,090	2,220,089 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.666%	10/23/36	3,035,000	3,037,094 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.215%	7/20/38	5,370,000	5,390,171 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	480,000	480,624 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	5.525%	4/20/36	$7,110,000	$7,117,008 (a)(b)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	1,801,484	1,769,532 (a)
Point Au Roche Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.170%)	4.845%	1/20/39	3,520,000	3,516,851 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.490%	10/15/41	4,535,849	4,708,986 (a)(b)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	8,917,369 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	2,120,000	2,109,460 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,199,167	4,171,591 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	1,827,305	1,804,768 (a)

Total Asset-Backed Securities (Cost — $162,126,823)				159,226,759
Sovereign Bonds — 1.2%
Chile — 0.2%
Chile Government International Bond, Senior Notes	2.750%	1/31/27	1,700,000	1,684,275
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,300,000	1,118,130
Total Chile				2,802,405
Mexico — 0.2%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	4,320,000	4,342,896 (a)
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,900,000	1,596,950
Peru — 0.4%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	5,030,000	5,086,084
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	1,500,000	1,163,400
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,000	5,484
Total Peru				6,254,968
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	3,440,000	3,461,145
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	$1,730,000	$2,046,417

Total Sovereign Bonds (Cost — $20,505,267)				20,504,781
Total Investments before Short-Term Investments (Cost — $1,760,225,295)				1,689,898,121
			Shares
Short-Term Investments — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $11,391,428)	3.577%		11,391,428	11,391,428 (h)(i)
Total Investments — 102.2% (Cost — $1,771,616,723)				1,701,289,549
Liabilities in Excess of Other Assets — (2.2)%				(36,317,295)
Total Net Assets — 100.0%				$1,664,972,254

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1)
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $11,391,428 and the cost was $11,391,428 (Note 8).

See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡ — (0.3)%
Mortgage-Backed Securities — (0.3)%
FNMA — (0.3)%
Federal National Mortgage Association (FNMA) (Proceeds — $(4,458,211))	2.500%	7/1/55	$(5,300,000)	$(4,429,227) (a)

Total Securities Sold Short (Proceeds — $(4,458,211))				$(4,429,227)

‡	Percentages indicated are based on net assets.
(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1).
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	984	9/26	$202,773,469	$202,834,687	$61,218
U.S. Treasury 5-Year Notes	2,938	9/26	313,747,045	314,503,733	756,688
U.S. Treasury 10-Year Notes	130	9/26	14,304,165	14,285,782	(18,383)
U.S. Treasury Long-Term Bonds	89	9/26	10,018,182	10,101,500	83,318
U.S. Treasury Ultra Long- Term Bonds	177	9/26	20,487,157	20,559,656	72,499
					955,340
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

 Western Asset Core Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	8	9/26	$893,865	$899,750	$(5,885)
Net unrealized appreciation on open futures contracts					$949,455
At June 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$89,679,000	5/21/29	Daily SOFR Compound annually	4.090% annually	$300,264	$25,724	$274,540
	36,642,000	6/29/31	2.368%**	CPURNSA**	58,380	—	58,380
	157,177,000	1/31/33	3.520% annually	Daily SOFR Compound annually	3,547,494	343,382	3,204,112
	21,131,000	5/21/37	4.340% annually	Daily SOFR Compound annually	(520,765)	6,728	(527,493)
Total	$304,629,000				$3,385,373	$375,834	$3,009,539

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$185,516	7/25/36	4.420% monthly	$18,596	$6,770	$11,826(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$75,319,000	6/20/31	1.000% quarterly	$1,653,533	$1,172,271	$481,262

See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.680%
CPURNSA	3.340%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,760,225,295)	$1,689,898,121
Investments in affiliated securities, at value (Cost — $11,391,428)	11,391,428
Cash	20,093,955
Receivable for sales of TBA securities	28,989,449
Interest receivable	13,610,142
Deposits with brokers for centrally cleared swap contracts	4,059,354
Receivable for Fund shares sold	1,648,559
Deposits with brokers for open futures contracts	1,061,038
Receivable for securities sold	817,339
Principal paydown receivable	96,481
Deposits with brokers for TBA securities	70,000
OTC swaps, at value (premiums paid — $6,770)	18,596
Dividends receivable from affiliated investments	7,136
Receivable for open OTC swap contracts	615
Other assets	1,486
Prepaid expenses	74,149
Total Assets	1,771,837,848
Liabilities:
Payable for purchases of TBA securities	75,651,762
Payable for Fund shares repurchased	13,739,952
Payable for securities purchased	6,610,998
Investments sold short, at value (proceeds received — $4,458,211)	4,429,227
Payable to brokers — net variation margin on centrally cleared swap contracts	3,669,138
Payable to brokers — net variation margin on open futures contracts	862,702
Distributions payable	798,409
Investment management fee payable	455,766
Service and/or distribution fees payable	99,071
Directors’ fees payable	1,055
Accrued expenses	547,514
Total Liabilities	106,865,594
Total Net Assets	$1,664,972,254
Net Assets:
Par value (Note 7)	$157,228
Paid-in capital in excess of par value	5,224,481,167
Total distributable earnings (loss)	(3,559,666,141)
Total Net Assets	$1,664,972,254
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2026
Net Assets:
Class A	$379,780,927
Class C	$13,888,679
Class C1	$8,016
Class FI	$17,760,532
Class R	$9,909,006
Class I	$809,488,542
Class IS	$434,136,552
Shares Outstanding:
Class A	35,876,482
Class C	1,311,423
Class C1	759
Class FI	1,676,875
Class R	935,401
Class I	76,484,705
Class IS	40,942,197
Net Asset Value:
Class A (and redemption price)	$10.59
Class C*	$10.59
Class C1*	$10.56
Class FI (and redemption price)	$10.59
Class R (and redemption price)	$10.59
Class I (and redemption price)	$10.58
Class IS (and redemption price)	$10.60
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.00

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$40,544,710
Dividends from affiliated investments	194,391
Less: Foreign taxes withheld	(1,056)
Total Investment Income	40,738,045
Expenses:
Investment management fee (Note 2)	3,707,883
Transfer agent fees (Notes 2 and 5)	781,397
Service and/or distribution fees (Notes 2 and 5)	621,730
Registration fees	74,292
Shareholder reports	57,258
Legal fees	45,711
Fund accounting fees	43,829
Audit and tax fees	41,544
Directors’ fees	28,647
Commitment fees (Note 9)	10,204
Custody fees	6,220
Insurance	4,557
Miscellaneous expenses	16,243
Total Expenses	5,439,515
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(718,708)
Net Expenses	4,720,807
Net Investment Income	36,017,238
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(21,590,857)
Futures contracts	(12,119,532)
Written options	939,714
Swap contracts	4,999,367
Net Realized Loss	(27,771,308)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	769,906
Futures contracts	1,041,594
Written options	(641,557)
Securities sold short	28,984
Swap contracts	2,351,679
Change in Net Unrealized Appreciation (Depreciation)	3,550,606
Net Loss on Investments, Futures Contracts, Written Options, Short Sales and Swap Contracts	(24,220,702)
Increase in Net Assets From Operations	$11,796,536
See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$36,017,238	$95,634,465
Net realized loss	(27,771,308)	(120,428,876)
Change in net unrealized appreciation (depreciation)	3,550,606	200,778,492
Increase in Net Assets From Operations	11,796,536	175,984,081
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(36,676,081)	(94,978,691)
Decrease in Net Assets From Distributions to Shareholders	(36,676,081)	(94,978,691)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	124,090,177	310,237,413
Reinvestment of distributions	32,026,200	79,730,576
Cost of shares repurchased	(336,368,796)	(1,966,540,201)
Decrease in Net Assets From Fund Share Transactions	(180,252,419)	(1,576,572,212)
Decrease in Net Assets	(205,131,964)	(1,495,566,822)
Net Assets:
Beginning of period	1,870,104,218	3,365,671,040
End of period	$1,664,972,254	$1,870,104,218
See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.74	$10.37	$10.78	$10.58	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.20	0.41	0.41	0.37	0.25	0.15
Net realized and unrealized gain (loss)	(0.14)	0.36	(0.37)	0.19	(2.50)	(0.45)
Total income (loss) from operations	0.06	0.77	0.04	0.56	(2.25)	(0.30)
Less distributions from:
Net investment income	(0.21)	(0.40)	(0.45)	(0.36)	(0.26)	(0.22)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.21)	(0.40)	(0.45)	(0.36)	(0.26)	(0.26)
Net asset value, end of period	$10.59	$10.74	$10.37	$10.78	$10.58	$13.09
Total return[3]	0.55%	7.57%	0.26%	5.53%	(17.24)%	(2.20)%
Net assets, end of period (millions)	$380	$414	$569	$645	$579	$731
Ratios to average net assets:
Gross expenses	0.83%[4]	0.82%	0.82%	0.82%[5]	0.83%	0.82%
Net expenses[6,7]	0.79 [4]	0.80	0.81	0.82 [5]	0.82	0.82
Net investment income	3.84 [4]	3.85	3.88	3.50	2.19	1.16
Portfolio turnover rate[8]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.74	$10.37	$10.79	$10.58	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.16	0.33	0.34	0.29	0.17	0.06
Net realized and unrealized gain (loss)	(0.14)	0.37	(0.39)	0.21	(2.49)	(0.45)
Total income (loss) from operations	0.02	0.70	(0.05)	0.50	(2.32)	(0.39)
Less distributions from:
Net investment income	(0.17)	(0.33)	(0.37)	(0.29)	(0.19)	(0.13)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.17)	(0.33)	(0.37)	(0.29)	(0.19)	(0.17)
Net asset value, end of period	$10.59	$10.74	$10.37	$10.79	$10.58	$13.09
Total return[3]	0.18%	6.69%	(0.34)%	4.70%	(17.73)%	(2.88)%
Net assets, end of period (000s)	$13,889	$17,401	$24,208	$33,830	$45,614	$83,677
Ratios to average net assets:
Gross expenses	1.56%[4]	1.54%	1.52%	1.51%	1.51%	1.52%
Net expenses[5,6]	1.53 [4]	1.52	1.51	1.51	1.51	1.52
Net investment income	3.09 [4]	3.12	3.17	2.77	1.44	0.46
Portfolio turnover rate[7]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.71	$10.34	$10.81	$10.60	$13.12	$13.66
Income (loss) from operations:
Net investment income	0.17	0.34	0.34	0.31	0.19	0.09
Net realized and unrealized gain (loss)	(0.14)	0.36	(0.37)	0.21	(2.50)	(0.43)
Total income (loss) from operations	0.03	0.70	(0.03)	0.52	(2.31)	(0.34)
Less distributions from:
Net investment income	(0.18)	(0.33)	(0.44)	(0.31)	(0.21)	(0.16)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.18)	(0.33)	(0.44)	(0.31)	(0.21)	(0.20)
Net asset value, end of period	$10.56	$10.71	$10.34	$10.81	$10.60	$13.12
Total return[3]	0.24%	6.88%	(0.27)%	4.88%	(17.58)%	(2.48)%
Net assets, end of period (000s)	$8	$8	$8	$164	$373	$658
Ratios to average net assets:
Gross expenses	1.94%[4]	2.88%	1.92%	1.35%	1.29%	1.26%
Net expenses[5,6]	1.42 [4]	1.42	1.42	1.35	1.29	1.25
Net investment income	3.19 [4]	3.22	3.12	2.87	1.66	0.69
Portfolio turnover rate[7]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.74	$10.38	$10.79	$10.59	$13.10	$13.66
Income (loss) from operations:
Net investment income	0.20	0.41	0.41	0.37	0.25	0.16
Net realized and unrealized gain (loss)	(0.14)	0.36	(0.37)	0.19	(2.50)	(0.46)
Total income (loss) from operations	0.06	0.77	0.04	0.56	(2.25)	(0.30)
Less distributions from:
Net investment income	(0.21)	(0.41)	(0.45)	(0.36)	(0.26)	(0.22)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.21)	(0.41)	(0.45)	(0.36)	(0.26)	(0.26)
Net asset value, end of period	$10.59	$10.74	$10.38	$10.79	$10.59	$13.10
Total return[3]	0.54%	7.52%	0.37%	5.44%	(17.22)%	(2.18)%
Net assets, end of period (000s)	$17,761	$19,385	$25,147	$89,169	$126,458	$198,853
Ratios to average net assets:
Gross expenses	0.85%[4]	0.80%	0.80%	0.80%	0.81%	0.80%
Net expenses[5,6]	0.81 [4]	0.78	0.79	0.80	0.81	0.80
Net investment income	3.82 [4]	3.87	3.87	3.47	2.16	1.18
Portfolio turnover rate[7]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.74	$10.38	$10.79	$10.59	$13.10	$13.66
Income (loss) from operations:
Net investment income	0.19	0.37	0.38	0.34	0.21	0.11
Net realized and unrealized gain (loss)	(0.15)	0.36	(0.37)	0.19	(2.49)	(0.45)
Total income (loss) from operations	0.04	0.73	0.01	0.53	(2.28)	(0.34)
Less distributions from:
Net investment income	(0.19)	(0.37)	(0.42)	(0.33)	(0.23)	(0.18)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.19)	(0.37)	(0.42)	(0.33)	(0.23)	(0.22)
Net asset value, end of period	$10.59	$10.74	$10.38	$10.79	$10.59	$13.10
Total return[3]	0.38%	7.14%	0.06%	5.11%	(17.47)%	(2.50)%
Net assets, end of period (000s)	$9,909	$9,863	$13,213	$24,209	$23,893	$35,216
Ratios to average net assets:
Gross expenses	1.17%[4]	1.14%	1.12%	1.12%	1.14%	1.15%
Net expenses[5,6]	1.14 [4]	1.12	1.11	1.12	1.13	1.14
Net investment income	3.50 [4]	3.52	3.57	3.19	1.85	0.84
Portfolio turnover rate[7]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.73	$10.37	$10.79	$10.58	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.22	0.44	0.45	0.41	0.29	0.20
Net realized and unrealized gain (loss)	(0.14)	0.37	(0.38)	0.20	(2.49)	(0.45)
Total income (loss) from operations	0.08	0.81	0.07	0.61	(2.20)	(0.25)
Less distributions from:
Net investment income	(0.23)	(0.45)	(0.49)	(0.40)	(0.31)	(0.27)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.23)	(0.45)	(0.49)	(0.40)	(0.31)	(0.31)
Net asset value, end of period	$10.58	$10.73	$10.37	$10.79	$10.58	$13.09
Total return[3]	0.63%	8.00%	0.62%	5.91%	(16.93)%	(1.84)%
Net assets, end of period (millions)	$809	$917	$1,593	$10,041	$8,889	$13,094
Ratios to average net assets:
Gross expenses	0.57%[4]	0.47%[5]	0.56%	0.53%	0.54%	0.53%
Net expenses[6,7]	0.45 [4]	0.45 [5]	0.45	0.45	0.45	0.45
Net investment income	4.18 [4]	4.19	4.22	3.87	2.53	1.53
Portfolio turnover rate[8]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.75	$10.39	$10.80	$10.60	$13.11	$13.67
Income (loss) from operations:
Net investment income	0.22	0.45	0.45	0.41	0.29	0.21
Net realized and unrealized gain (loss)	(0.14)	0.35	(0.37)	0.19	(2.49)	(0.46)
Total income (loss) from operations	0.08	0.80	0.08	0.60	(2.20)	(0.25)
Less distributions from:
Net investment income	(0.23)	(0.44)	(0.49)	(0.40)	(0.31)	(0.27)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.23)	(0.44)	(0.49)	(0.40)	(0.31)	(0.31)
Net asset value, end of period	$10.60	$10.75	$10.39	$10.80	$10.60	$13.11
Total return[3]	0.64%	7.96%	0.75%	5.84%	(16.87)%	(1.80)%
Net assets, end of period (millions)	$434	$492	$1,141	$3,673	$4,486	$6,830
Ratios to average net assets:
Gross expenses	0.46%[4]	0.44%	0.43%	0.42%	0.42%[5]	0.42%[5]
Net expenses[6,7]	0.42 [4]	0.42	0.42	0.41	0.42 [5]	0.42 [5]
Net investment income	4.21 [4]	4.21	4.25	3.87	2.56	1.56
Portfolio turnover rate[8]	55%	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 56%, 51%, 68%, 64%
and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset Core Bond Fund 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$583,578,490	—	$583,578,490
Mortgage-Backed Securities	—	395,567,408	—	395,567,408
Collateralized Mortgage Obligations	—	300,725,359	—	300,725,359
U.S. Government & Agency Obligations	—	230,295,324	—	230,295,324
Asset-Backed Securities	—	159,226,759	—	159,226,759
Sovereign Bonds	—	20,504,781	—	20,504,781
Total Long-Term Investments	—	1,689,898,121	—	1,689,898,121
Short-Term Investments†	$11,391,428	—	—	11,391,428
Total Investments	$11,391,428	$1,689,898,121	—	$1,701,289,549

Western Asset Core Bond Fund 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$973,723	—	—	$973,723
Centrally Cleared Interest Rate Swaps††	—	$3,537,032	—	3,537,032
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	18,596	—	18,596
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	481,262	—	481,262
Total Other Financial Instruments	$973,723	$4,036,890	—	$5,010,613
Total	$12,365,151	$1,693,935,011	—	$1,706,300,162
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$4,429,227	—	$4,429,227
Other Financial Instruments:
Futures Contracts††	$24,268	—	—	24,268
Centrally Cleared Interest Rate Swaps††	—	527,493	—	527,493
Total Other Financial Instruments	$24,268	$527,493	—	$551,761
Total	$24,268	$4,956,720	—	$4,980,988

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Core Bond Fund 2026 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the total notional value of all credit default swaps to sell protection was $75,504,516. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well

Western Asset Core Bond Fund 2026 Semi-Annual Report

as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.
Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.
(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations

Western Asset Core Bond Fund 2026 Semi-Annual Report

of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Core Bond Fund 2026 Semi-Annual Report

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(q) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(r) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Core Bond Fund 2026 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that FTFA receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $718,708, which included an affiliated money market fund waiver of $6,240.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2026	$39,634	$1,864	$112	$4,121	$1,435	$8,201,992	$174,971
Expires December 31, 2027	96,657	4,344	118	4,614	2,350	236,354	160,107
Expires December 31, 2028	76,319	2,945	21	3,559	1,905	533,966	93,753
Total fee waivers/ expense reimbursements subject to recapture	$212,610	$9,153	$251	$12,294	$5,690	$8,972,312	$428,831
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $21,755 was earned by Investor Services.

Western Asset Core Bond Fund 2026 Semi-Annual Report

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$3,704	—
CDSCs	4,264	$147
All officers and one Director of the Corporation are employees of Franklin Templeton or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$178,185,022	$830,675,491
Sales	205,763,665	1,030,543,054
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,774,149,168	$9,887,985	$(82,747,604)	$(72,859,619)
Securities sold short	(4,458,211)	28,984	—	28,984
Futures contracts	—	973,723	(24,268)	949,455
Swap contracts	1,554,875	4,030,120	(527,493)	3,502,627
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$973,723	—	$973,723
OTC swap contracts[3]	—	$18,596	18,596
Centrally cleared swap contracts[4]	3,537,032	481,262	4,018,294
Total	$4,510,755	$499,858	$5,010,613

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$24,268
Centrally cleared swap contracts[4]	527,493
Total	$551,761

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,930,645)	—	$(1,930,645)
Futures contracts	(12,119,532)	—	(12,119,532)
Written options	939,714	—	939,714
Swap contracts	4,772,087	$227,280	4,999,367
Total	$(8,338,376)	$227,280	$(8,111,096)

Western Asset Core Bond Fund 2026 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$1,218,042	—	$1,218,042
Futures contracts	1,041,594	—	1,041,594
Written options	(641,557)	—	(641,557)
Swap contracts	1,966,881	$384,798	2,351,679
Total	$3,584,960	$384,798	$3,969,758

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options†	$508,065
Written options†	318,755
Futures contracts (to buy)	841,871,251
Futures contracts (to sell)	7,309,904
Average Notional Balance**
Interest rate swap contracts	$429,970,571
Credit default swap contracts (sell protection)	148,872,758

*	Based on the average of the market values at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$18,596	—	$18,596	—	$18,596

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$496,508	$245,254
Class C	77,178	8,235
Class C1	28	32
Class FI	23,183	13,095
Class R	24,833	10,698
Class I	—	498,055
Class IS	—	6,028
Total	$621,730	$781,397
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$77,709
Class C	3,002
Class C1	21
Class FI	3,624
Class R	1,939
Class I	537,033
Class IS	95,380
Total	$718,708

Western Asset Core Bond Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	$7,771,304	$17,634,386
Class C	243,784	627,614
Class C1	133	254
Class FI	361,020	834,660
Class R	177,808	385,426
Class I	18,335,706	46,494,068
Class IS	9,786,326	29,002,283
Total	$36,676,081	$94,978,691
7. Capital shares
At June 30, 2026, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,267,297	$24,195,370	6,364,992	$67,271,354
Shares issued on reinvestment	637,369	6,795,639	1,416,952	15,032,910
Shares repurchased	(5,623,362)	(59,931,122)	(24,072,700)	(253,503,988)
Net decrease	(2,718,696)	$(28,940,113)	(16,290,756)	$(171,199,724)
Class C
Shares sold	69,585	$745,896	166,167	$1,766,041
Shares issued on reinvestment	21,292	227,176	51,563	547,182
Shares repurchased	(399,619)	(4,280,732)	(931,089)	(9,840,557)
Net decrease	(308,742)	$(3,307,660)	(713,359)	$(7,527,334)
Class C1
Shares sold	3	$27	11	$116
Shares issued on reinvestment	12	133	24	254
Shares repurchased	(18)	(188)	(36)	(379)
Net decrease	(3)	$(28)	(1)	$(9)
Class FI
Shares sold	168,001	$1,804,263	181,676	$1,928,840
Shares issued on reinvestment	31,838	339,657	74,401	789,713
Shares repurchased	(327,833)	(3,501,344)	(874,406)	(9,221,990)
Net decrease	(127,994)	$(1,357,424)	(618,329)	$(6,503,437)
Western Asset Core Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class R
Shares sold	110,535	$1,183,329	247,969	$2,601,571
Shares issued on reinvestment	16,424	175,196	35,493	376,790
Shares repurchased	(109,678)	(1,170,967)	(638,409)	(6,734,481)
Net increase (decrease)	17,281	$187,558	(354,947)	$(3,756,120)
Class I
Shares sold	4,615,368	$49,251,401	12,920,625	$136,756,017
Shares issued on reinvestment	1,516,113	16,162,439	3,859,339	40,929,212
Shares repurchased	(15,071,025)	(160,633,980)	(84,967,723)	(893,418,620)
Net decrease	(8,939,544)	$(95,220,140)	(68,187,759)	$(715,733,391)
Class IS
Shares sold	4,386,304	$46,909,891	9,441,549	$99,913,474
Shares issued on reinvestment	779,610	8,325,960	2,078,072	22,054,515
Shares repurchased	(10,001,693)	(106,850,463)	(75,554,137)	(793,820,186)
Net decrease	(4,835,779)	$(51,614,612)	(64,034,516)	$(671,852,197)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,570,812	$151,452,890	151,452,890	$145,632,274	145,632,274

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$194,391	—	$11,391,428

Western Asset Core Bond Fund 2026 Semi-Annual Report

9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $3,503,301,735, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Bond Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Corporation and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional core bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2025 was above the median, that its performance for the 3-year period ended December 31, 2025 was approximately equal to the median, and that its performance for the 5-year period ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 3-year periods ended

Western Asset Core Bond Fund

December 31, 2025, was approximately equal to the performance of its benchmark index for the 10-year period ended December 31, 2025, and trailed the performance of its benchmark index for the 5-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was below the median of the peer group.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did
Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Bond Fund

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Western Asset
Core Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90047-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026